Document and Entity Information	Oct. 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001785173
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 30, 2025
Entity Registrant Name	89bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39122
Entity Tax Identification Number	36-4946844
Entity Address, Address Line One	655 Montgomery Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	432-9270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ETNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false